COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

The Organization leases an office and operational facilities on a month to month basis. Rent expense was $3,450 for the three months ended September 30, 2011 and 2010, and $11,500 for the nine months ended September 30, 2011 and 2010.